Financial and capital risk management - Maximum Exposure To Credit Risk (Details) - Credit risk - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 2,900,658	R$ 2,217,610
Trade receivables (current and non-current)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,708,539	1,834,353
Advances to suppliers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 192,119	R$ 383,257